Related party transactions and key management personnel - Summary of compensation paid to key management personnel for employee services (Details) - Board of directors and key management personnel - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties
Short-term employee benefits	€ 5,210	€ 10,023	€ 6,677
Post-employment pension contributions	540	456	357
Share-based compensation	11,377	3,232	4,280
Total	€ 17,127	€ 13,711	€ 11,314